Note 8 - Federal Funds Purchased and Other Borrowings - Schedule of Other Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Federal Funds purchased	$ 12	$ 0
Other Borrowings	7,012	7,750
Note Payable With Interest At 4.00% [Member]
Other Borrowings	7,000	0
Note Payable With Interest At 4.875% [Member]
Other Borrowings	$ 0	$ 7,750